Discontinued Operations - Schedule of Financial Results of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Discontinued Operations And Disposal Groups [Abstract]
Revenue	$ 137,189	$ 210,780	$ 308,099
Cost of revenues (exclusive of depreciation and amortization, shown below)	(128,910)	(193,440)	(305,340)
Selling, general and administrative expenses (exclusive of depreciation and amortization, shown below)	(11,655)	(19,878)	(22,661)
Depreciation and amortization	(1,609)	(5,833)	(14,223)
Gain on sale of fixed assets	265	558	1,662
Equity in earnings of affiliates		1,104	3,390
Restructuring costs	(424)	(765)	(54)
Other income items	(43)	(614)	(1,525)
Total operating loss on discontinued operations before income taxes	(5,187)	(8,088)	(30,652)
Income tax expense (benefits)		3,832	(551)
Total operating loss on discontinued operations	(5,187)	(4,256)	(31,203)
Total consideration		47,717	3,538
Net book value of assets sold		(31,776)	(38,610)
Reclassification adjustment for foreign currency translation			(3,794)
Transaction costs associated with sale		(3,036)	(145)
Gain (loss) on sale of discontinued operations before income taxes		12,905	(39,011)
Income tax expense		(5,102)	(120)
Total income (loss) on discontinued operations	$ (5,187)	$ 3,547	$ (70,334)